Fair Value Measurements, Derivative Instruments and Hedging Activities - Foreign Currency Exchange Risks (Details) - USD ($) $ in Millions	Jan. 19, 2017	Nov. 30, 2016
Euro Denominated
Fair Value, Measurement Inputs, Disclosure [Line Items]
Debt instrument		$ 5,500
Majestic Princess | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		1
Majestic Princess | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		1
Carnival Horizon | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		1
Carnival Horizon | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		1
Seabourn Ovation | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		1
Seabourn Ovation | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		1
Holland America Nieuw Statendam | Cash Flow Hedging | Minimum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		1
Holland America Nieuw Statendam | Cash Flow Hedging | Maximum
Fair Value, Measurement Inputs, Disclosure [Line Items]
Currency exchange risk hedged		$ 1
Subsequent Event
Fair Value, Measurement Inputs, Disclosure [Line Items]
Foreign currency contract commitments	$ 5,700